[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING(R)




FUNDS OF
       FUNDS




SEMIANNUAL REPORT
               2001



FIRST AMERICAN
STRATEGY FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS



INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. WITH OUR DISCIPLINED FOCUS ON CONSISTENT, COMPETITIVE PERFORMANCE AND HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


         HIGHER RISK    (o)
AND RETURN POTENTIAL     |
                         |
                        (*)  EQUITY FUNDS
                         |
                         |
                        (*)  FUNDS OF FUNDS
                         |
                         |      STRATEGY AGRESSIVE GROWTH
                         |      STRATEGY GROWTH
                         |      STRATEGY GROWTH & INCOME
                         |      STRATEGY INCOME
                         |
                        (*)  BOND FUNDS
                         |
                         |
                        (*)  TAX FREE BOND FUNDS
                         |
                         |
                        (*)  MONEY MARKET FUNDS
                         |
                         |
          LOWER RISK    (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                                                 1
--------------------------------------------------------------------------------
Statements of Net Assets                                                2
--------------------------------------------------------------------------------
Statements of Operations                                                4
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                     6
--------------------------------------------------------------------------------
Financial Highlights                                                    8
--------------------------------------------------------------------------------
Notes to Financial Statements                                           10
--------------------------------------------------------------------------------


Funds of funds are comprised of holdings in several different First American funds, which may include small-cap, mid-cap, large-cap, money market, international, and/or sector funds. The investment advisor allocates and reallocates the funds' assets among the underlying First American funds within ranges designed to meet the investment objectives. See the funds' prospectus for an illustration of these ranges and special risks that may be associated with the underlying funds.

Mutual fund investing involves risk; principal loss is possible.


NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  March 31, 2001



     DEAR SHAREHOLDERS:

     On behalf of the board of directors of First American Strategy Funds, thank you for the opportunity to manage your mutual fund investments. Whether you are a new or a long-term investor in our fund family, we take our role of helping you achieve your investment goals very seriously.

     No matter how long you've been an investor, the last six months have probably been hard for you to stomach. After many years of strong economic growth and bull stock markets moving seemingly forever upward, investors suffered a rude awakening in 2000. The bubble burst for the technology sector early in the year after companies slowed tech spending after ramping up in 1999 for Y2K and the Internet. In addition, a series of interest-rate hikes by the Federal Reserve aimed at slowing the economy culminated in the summer of 2000.

     After markets across the board were volatile in the first three quarters of 2000, the beginning of this shareholder report's six-month reporting period--October 1, 2000--marked a distinct downward trend in all major stock market indices including the Nasdaq Composite, the S&P 500 Index and the Dow Jones Industrial Average (the Dow). The Dow fell from more than 10,700 at the beginning of October 2000 to less than 9,900 as of March 31, 2001. During the same period, the Nasdaq continued to plummet from more than 3,500 in October to less than 1,900, putting that index officially in bear territory. Only a few sectors of the stock market such as energy and financials, and styles such as value, held up well. In an effort to bring the economy back in check, the Federal Reserve cut interest rates twice in January of this year, once in March, and once in April after the reporting period for a total of 2.0%. So far in 2001, volatility still remains the name of the game.

     The goal of the Strategy Funds is to help you have a well-diversified portfolio representing different asset classes. As markets shift quickly, and sometimes recover quickly as well, it is important to have your assets invested and to keep them invested to capture any potential upturn. We will continue our disciplined and diversified investment approach with the Strategy Funds in the hopes of smoothing out some of the market volatility.

     The only thing you can be sure of in market conditions like these is your reaction to them. Keeping your eye on your long-term investment objectives and diversifying your investments can help you weather the current investment storm. By staying invested, and possibly continuing to add to your investments when prices are down, you can make volatile markets work in your favor.

     Within this report, you'll find financial statements on the First American Strategy Funds during the past six months, plus a complete list of fund holdings.

     In closing, we encourage you to talk to your investment executive today if you feel like you are experiencing more volatility in your portfolio than you prefer. Our goal at First American is to not only help you achieve your investment goals, but to help you feel safe, confident, and secure along the way.

     Thank you for the trust you have placed in First American Strategy Funds.

     Sincerely,

     /s/ Virginia L. Stringer                         /s/ Paul A. Dow

     VIRGINIA L. STRINGER                             PAUL A. DOW

     Chair                                            Chief Investment Officer
     First American Strategy Funds, Inc.              U.S. Bancorp Piper Jaffray
                                                      Asset Management, Inc.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      1)

STATEMENTS OF NET ASSETS March 31, 2001 (unaudited)

AGGRESSIVE GROWTH FUND
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS - 87.2%
First American Investment Funds, Inc.
   Emerging Markets Fund*                               714,439      $   4,915
   Equity Index Fund                                    588,633         12,791
   International Fund                                 1,240,610         13,696
   Large Cap Growth Fund                              1,344,451         15,649
   Large Cap Value Fund                               1,179,370         21,240
   Mid Cap Growth Fund                                1,173,156          8,658
   Mid Cap Value Fund                                   661,930          9,836
   Small Cap Growth Fund                                221,861          3,194
   Small Cap Value Fund                                 252,831          3,623
                                                                     -----------
TOTAL EQUITY FUNDS
   (Cost $115,299)                                                      93,602
                                                                     -----------
FIXED INCOME FUNDS - 13.1%
First American Investment Funds, Inc.
   Fixed Income Fund                                    987,725         10,964
   Strategic Income Fund                                346,826          3,087
                                                                     -----------
TOTAL FIXED INCOME FUNDS
   (Cost $13,727)                                                       14,051
                                                                     -----------
MONEY MARKET FUND - 0.7%
First American Funds, Inc.
   Prime Obligations Fund                               724,773            725
                                                                     -----------
TOTAL MONEY MARKET FUND
   (Cost $725)                                                             725
                                                                     -----------
TOTAL INVESTMENTS - 101.0%
   (Cost $129,751)                                                     108,378
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (1.0)%                              (1,047)
                                                                     -----------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 10,930,022 outstanding shares                                       $ 128,154
Distributions in excess of net
 investment income                                                         (11)
Accumulated net realized gain on
 investments                                                               561
Net unrealized depreciation of
 investments                                                           (21,373)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $ 107,331
                                                                     -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE                                                     $    9.82
MAXIMUM SALES CHARGE OF 5.25% (1)                                         0.54
                                                                     -----------
OFFERING PRICE PER SHARE                                             $   10.36
                                                                     -----------

* Non-income producing.

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

GROWTH FUND
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS - 71.0%
First American Investment Funds, Inc.
   Emerging Markets Fund*                               297,307      $   2,045
   Equity Index Fund                                    710,560         15,440
   International Fund                                   906,117         10,004
   Large Cap Growth Fund                              1,565,475         18,222
   Large Cap Value Fund                               1,417,895         25,536
   Mid Cap Growth Fund                                1,228,565          9,067
   Mid Cap Value Fund                                   682,900         10,148
   Small Cap Growth Fund                                180,149          2,592
   Small Cap Value Fund                                 208,729          2,991
                                                                     -----------
TOTAL EQUITY FUNDS
   (Cost $118,416)                                                      96,045
                                                                     -----------
FIXED INCOME FUNDS - 27.8%
First American Investment Funds, Inc.
   Fixed Income Fund                                  2,672,989         29,670
   Strategic Income Fund                                888,611          7,909
                                                                     -----------
TOTAL FIXED INCOME FUNDS
   (Cost $36,824)                                                       37,579
                                                                     -----------
MONEY MARKET FUND - 1.3%
First American Funds, Inc.
   Prime Obligations Fund                             1,752,585          1,753
                                                                     -----------
TOTAL MONEY MARKET FUND
   (Cost $1,753)                                                         1,753
                                                                     -----------
TOTAL INVESTMENTS - 100.1%
   (Cost $156,993)                                                     135,377
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                                (155)
                                                                     -----------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 13,483,680 outstanding shares                                       $ 154,880
Distributions in excess of net
 investment income                                                         (13)
Accumulated net realized gain on
 investments                                                             1,971
Net unrealized depreciation of
 investments                                                           (21,616)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $ 135,222
                                                                     -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE                                                     $   10.03
MAXIMUM SALES CHARGE OF 5.25% (1)                                         0.56
                                                                     -----------
OFFERING PRICE PER SHARE                                             $   10.59
                                                                     -----------

* Non-income producing.

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.


The accompanying notes are an integral part of the financial statements.


(2      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

GROWTH & INCOME FUND
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS - 57.6%
First American Investment Funds, Inc.
   Emerging Markets Fund*                               313,730       $  2,158
   Equity Index Fund                                  1,281,859         27,855
   International Fund                                   786,813          8,686
   Large Cap Growth Fund                              2,221,007         25,853
   Large Cap Value Fund                               1,918,791         34,557
   Mid Cap Growth Fund                                1,141,436          8,424
   Mid Cap Value Fund                                   629,413          9,353
   Small Cap Growth Fund                                215,331          3,099
   Small Cap Value Fund                                 250,661          3,592
                                                                     -----------
TOTAL EQUITY FUNDS
   (Cost $155,273)                                                     123,577
                                                                     -----------
FIXED INCOME FUNDS - 44.0%
First American Investment Funds, Inc.
   Fixed Income Fund                                  6,737,461         74,786
   Strategic Income Fund                              2,197,594         19,559
                                                                     -----------
TOTAL FIXED INCOME FUNDS
   (Cost $93,226)                                                       94,345
                                                                     -----------
MONEY MARKET FUND - 0.9%
First American Funds, Inc.
   Prime Obligations Fund                             1,919,442          1,919
                                                                     -----------
TOTAL MONEY MARKET FUND
   (Cost $1,919)                                                         1,919
                                                                     -----------
TOTAL INVESTMENTS - 102.5%
   (Cost $250,418)                                                     219,841
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (2.5)%                              (5,476)
                                                                     -----------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 21,950,398 outstanding shares                                        $244,763
Distributions in excess of net
 investment income                                                          (5)
Accumulated net realized gain on
 investments                                                               184
Net unrealized depreciation of
 investments                                                           (30,577)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                             $214,365
                                                                     -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE                                                      $   9.77
MAXIMUM SALES CHARGE OF 5.25% (1)                                         0.54
                                                                     -----------
OFFERING PRICE PER SHARE                                               $  10.31
                                                                     -----------

* Non-income producing.

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

INCOME FUND
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS - 31.7%
First American Investment Funds, Inc.
   Equity Income Fund                                   454,426       $  6,678
   Equity Index Fund                                    406,311          8,829
   Real Estate Securities Fund                          143,576          1,793
                                                                     -----------
TOTAL EQUITY FUNDS
   (Cost $18,858)                                                       17,300
                                                                     -----------
FIXED INCOME FUNDS - 67.0%
First American Investment Funds, Inc.
   Fixed Income Fund                                  2,624,660         29,134
   Strategic Income Fund                                836,640          7,446
                                                                     -----------
TOTAL FIXED INCOME FUNDS
   (Cost $35,389)                                                       36,580
                                                                     -----------
MONEY MARKET FUND - 1.4%
First American Funds, Inc.
   Prime Obligations Fund                                                  763
                                                                     -----------
TOTAL MONEY MARKET FUND
   (Cost $763)                                                             763
                                                                     -----------
TOTAL INVESTMENTS - 100.1%
   (Cost $55,010)                                                       54,643
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                                 (25)
                                                                     -----------
NET ASSETS:
Portfolio Capital - ($0.01 par value -
 2 billion authorized) based on
 5,270,015 outstanding shares                                         $ 58,632
Distributions in excess of net
 investment income                                                         (18)
Accumulated net realized loss on
 investments                                                            (3,629)
Net unrealized depreciation of
 investments                                                              (367)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                             $ 54,618
                                                                     -----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE                                                      $  10.36
MAXIMUM SALES CHARGE OF 5.25% (1)                                         0.57
                                                                     -----------
OFFERING PRICE PER SHARE                                              $  10.93
                                                                     -----------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.


The accompanying notes are an integral part of the financial statements.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      3)

STATEMENTS OF OPERATIONS for the period ended March 31, 2001 (unaudited), in thousands

                                          AGGRESSIVE                        GROWTH &
                                         GROWTH FUND     GROWTH FUND     INCOME FUND    INCOME FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income distributions received from
 underlying funds                        $     729       $   1,507       $   3,695       $  1,294
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        729           1,507           3,695          1,294
=================================================================================================
EXPENSES:
Investment advisory fees                       130             162             289             65
Shareholder servicing fees                     130             162             289             65
Administrator fees                              56              71             126             29
Transfer agent fees                             37              41              48             46
Custodian fees                                  16              19              35              8
Directors' fees                                  1               1               2              1
Registration fees                               25              30              48             12
Professional fees                               23              28              51             11
Printing                                         7              10              17              4
Other                                           --               1               1             --
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 425             525             906            241
=================================================================================================
Less: Waiver of advisory fee                  (130)           (162)           (289)           (65)
  Reimbursement of advisory fee                (88)           (104)           (155)           (71)
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                            207             259             462            105
=================================================================================================
Investment income - net                        522           1,248           3,233          1,189
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Capital gain distributions received
 from underlying funds                       9,878           9,938          14,149            848
Net realized loss on investments              (681)           (864)           (949)          (168)
Net change in unrealized depreciation
 of investments                            (27,601)        (27,006)        (36,389)        (1,230)
-------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                    (18,404)        (17,932)        (23,189)          (550)
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $ (17,882)      $ (16,684)      $ (19,956)      $    639
=================================================================================================

The accompanying notes are an integral part of the financial statements.


(4      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                 (This page has been left blank intentionally.)




                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      5)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                             AGGRESSIVE GROWTH FUND         GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  10/1/00     10/1/99       10/1/00     10/1/99
                                                                                       to          to            to          to
                                                                                  3/31/01     9/30/00       3/31/01     9/30/00
-------------------------------------------------------------------------------------------------------------------------------
                                                                              (unaudited)               (unaudited)
OPERATIONS:
Investment income - net                                                       $     522    $     831    $   1,248    $   1,907
Capital gain distributions received from underlying funds                         9,878        5,217        9,938        6,068
Net realized gain (loss) on investments                                            (681)       3,283         (864)       3,667
Net change in unrealized appreciation/depreciation of investments               (27,601)       6,358      (27,006)       5,370
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 (17,882)      15,689      (16,684)      17,012
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income - net                                                            (532)        (838)      (1,261)      (1,915)
Net realized gain on investments and capital gain distributions received
 from underlying funds                                                          (13,750)      (5,651)     (14,555)      (4,765)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             (14,282)      (6,489)     (15,816)      (6,680)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Proceeds from sales                                                              54,040       40,022       64,187       37,556
Reinvestment of distributions                                                    14,250        6,513       15,772        6,656
Payments for redemptions                                                        (17,632)     (33,911)     (21,241)     (33,753)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                50,658       12,624       58,718       10,459
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          18,494       21,824       26,218       20,791

NET ASSETS AT BEGINNING OF PERIOD                                                88,837       67,013      109,004       88,213
==============================================================================================================================
NET ASSETS AT END OF PERIOD(2)                                                $ 107,331    $  88,837    $ 135,222    $ 109,004
==============================================================================================================================
(1)CAPITAL SHARE TRANSACTIONS:
  Shares issued                                                                   4,880        2,937        5,720        2,912
  Shares issued in lieu of cash distributions                                     1,261          512        1,409          538
  Shares redeemed                                                                (1,590)      (2,493)      (1,895)      (2,645)
------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CAPITAL SHARES                                       4,551          956        5,234          805
==============================================================================================================================

(2) Includes undistributed net investment income (distributions in excess of net investment income) (000) of $(11) and $(1) for Aggressive Growth Fund, $(13) and $0 for Growth Fund, $(5) and $(2) for Growth & Income Fund, and $(18) and $47 for Income Fund for the period ended March 31, 2001 and the year ended September 30, 2000, respectively.


The accompanying notes are an integral part of the financial statements.


(6      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

       GROWTH & INCOME FUND                INCOME FUND
---------------------------  -------------------------
      10/1/00       10/1/99       10/1/00      10/1/99
           to            to            to           to
      3/31/01       9/30/00       3/31/01      9/30/00
-------------  ------------  ------------  -----------
  (unaudited)                 (unaudited)

  $   3,233     $   6,311     $   1,189     $   3,418
     14,149        11,557           848         1,220
       (949)        5,275          (168)       (5,006)
    (36,389)        6,845        (1,230)        5,387
  ---------     ---------     ---------     ---------
    (19,956)       29,988           639         5,019
  ---------     ---------     ---------     ---------

     (3,236)       (6,326)       (1,254)       (3,425)
    (23,094)      (14,069)           --        (1,695)
  ---------     ---------     ---------     ---------
    (26,330)      (20,395)       (1,254)       (5,120)
  =========     =========     =========     =========
     41,691        80,038        13,054        42,367
     26,100        20,225         1,203         4,910
    (40,567)      (85,658)      (13,162)      (76,340)
  ---------     ---------     ---------     ---------
     27,224        14,605         1,095       (29,063)
  ---------     ---------     ---------     ---------
    (19,062)       24,198           480       (29,164)
    233,427       209,229        54,138        83,302
  =========     =========     =========     =========
  $ 214,365     $ 233,427     $  54,618     $  54,138
  =========     =========     =========     =========
      3,875         6,724         1,243         4,147
      2,468         1,754           116           475
     (3,817)       (7,231)       (1,254)       (7,405)
  ---------     ---------     ---------     ---------
      2,526         1,247           105        (2,783)
  =========     =========     =========     =========



                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      7)

FINANCIAL HIGHLIGHTS   For a share outstanding throughout the periods ended
September 30, unless otherwise indicated.

                              NET ASSET                    REALIZED AND     DIVIDENDS
                                  VALUE           NET        UNREALIZED      FROM NET   DISTRIBUTIONS
                              BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT    FROM CAPITAL
                              OF PERIOD        INCOME    ON INVESTMENTS        INCOME           GAINS
-----------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
 2001* (unaudited)           $  13.93      $  0.06         $ (1.92)        $ (0.06)       $ (2.19)
 2000                           12.36         0.14            2.62           (0.14)         (1.05)
 1999                           11.11         0.14            2.05           (0.14)         (0.80)
 1998                           12.58         0.20           (1.42)          (0.20)         (0.05)
 1997(1)                        10.00         0.11            2.58           (0.11)            --
GROWTH FUND
 2001* (unaudited)           $  13.21      $  0.11         $ (1.50)        $ (0.11)       $ (1.68)
 2000                           11.85         0.25            2.00           (0.25)         (0.64)
 1999                           11.05         0.25            1.49           (0.25)         (0.69)
 1998                           12.12         0.28           (0.98)          (0.28)         (0.09)
 1997(1)                        10.00         0.18            2.12           (0.18)            --
GROWTH & INCOME FUND
 2001* (unaudited)           $  12.02      $  0.15         $ (1.06)        $ (0.15)       $ (1.19)
 2000                           11.51         0.33            1.31           (0.34)         (0.79)
 1999                           11.08         0.32            1.05           (0.32)         (0.62)
 1998                           11.76         0.35           (0.59)          (0.35)         (0.09)
 1997(1)                        10.00         0.26            1.76           (0.26)            --
INCOME FUND
 2001* (unaudited)           $  10.48      $  0.24         $ (0.11)        $ (0.25)       $    --
 2000                           10.48         0.50            0.22           (0.49)         (0.23)
 1999                           11.23         0.53           (0.40)          (0.53)         (0.35)
 1998                           10.82         0.50            0.43           (0.50)         (0.02)
 1997(1)                        10.00         0.41            0.82           (0.41)            --
-----------------------------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.

 * For the six month period ended March 31, 2001. All ratios for the period have been annualized.

(1) Commenced operations on October 1, 1996. All ratios for the period, except as noted, have been annualized.

(2) Expense ratios do not include expenses of the underlying Funds.


The accompanying notes are an integral part of the financial statements.


(8      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                                                                                     RATIO OF       RATIO OF NET
                                                                                  EXPENSES TO         INVESTMENT
                                                 RATIO OF   RATIO OF NET              AVERAGE      INCOME (LOSS)
  NET ASSET                                   EXPENSES TO     INVESTMENT           NET ASSETS     TO AVERAGE NET
      VALUE                      NET ASSETS       AVERAGE      INCOME TO           (EXCLUDING  ASSETS (EXCLUDING
     END OF            TOTAL         END OF           NET        AVERAGE          WAIVERS AND        WAIVERS AND  PORTFOLIO
     PERIOD           RETURN   PERIOD (000)     ASSETS(2)     NET ASSETS   REIMBURSEMENTS)(2)    REIMBURSEMENTS)   TURNOVER
----------- ---------------- -------------- ------------- -------------- -------------------- ------------------ ----------
  $  9.82         (15.42)%+     $107,331         0.40%          1.00%             0.82%               0.58%           11%
    13.93          23.38          88,837         0.34           1.00              0.75                0.59            43
    12.36          20.54          67,013         0.28           1.20              0.86                0.62            39
    11.11          (9.85)         62,635         0.25           1.66              0.87                1.04           152
    12.58          27.06+         13,725         0.60           0.76              2.85               (1.49)            7
  $ 10.03         (11.83)%+     $135,222         0.40%          1.92%             0.81%               1.51%           12%
    13.21          19.66         109,004         0.34           1.93              0.74                1.53            42
    11.85          16.31          88,213         0.28           2.05              0.85                1.48            34
    11.05          (5.95)         65,656         0.25           2.33              0.89                1.69           143
    12.12          23.23+         15,676         0.60           1.61              2.62               (0.41)            6
  $  9.77          (8.33)%+     $214,365         0.40%          2.80%             0.78%               2.42%           15%
    12.02          14.88         233,427         0.34           2.83              0.70                2.47            46
    11.51          12.81         209,229         0.28           2.83              0.79                2.32            41
    11.08          (2.18)        207,907         0.25           3.05              0.82                2.48           158
    11.76          20.47+         27,565         0.60           2.59              2.10                1.09            37
  $ 10.36           1.27%+      $ 54,618         0.40%          4.54%             0.92%               4.02%           15%
    10.48           7.18          54,138         0.33           4.81              0.77                4.37            69
    10.48           1.13          83,302         0.28           4.83              0.83                4.28            21
    11.23           8.72         116,779         0.25           4.63              0.84                4.04           106
    10.82          12.51+         36,119         0.60           4.39              2.00                2.99            29
  -------        -------        --------         ----           ----              ----               -----           ---


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      9)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

1 >  ORGANIZATION

     The Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Fund (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"). FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "Fund of Funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's, and each underlying Fund's, investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 800-637-2548.


2 >  SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities and any capital gain distributions on underlying Funds for each Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required. For federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30 and October 31.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

     As of September 30, 2000, the following fund has capital loss carryforwards
     (000):

                            AMOUNT    EXPIRATION DATE
     ------------------------------------------------
       Income Fund           $70                2008
     ------------------------------------------------

     The Income Fund incurred losses in the amount of $2,168,000 from November 1, 1999, to September 30, 2000. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2001.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


(10      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank") and its predecessor, First American Asset Management, manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based on average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The Advisor waived its entire fee, and reimbursed the Funds for additional expenses, during the six months ended March 31, 2001. Such waivers and reimbursements are voluntary and may be discontinued at any time.

     ADMINISTRATION FEES - Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services, to the First American Family of Funds. Under the agreement, the Funds are charged an annual rate of 0.12% of each FASF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FASF Fund is reduced to 0.105% of its relative share of excess net assets. Fees are computed daily and paid monthly.

     SUBADMINISTRATION FEES - SEI Investments Mutual Funds Services ("SIMFS") serves as subadministrator and assists U.S. Bank in providing subadministration services for the Funds. For these services, U.S. Bank compensates SIMFS monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FASF. In addition, SIMFS also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion, and 0.005% on assets of more than $60 billion for all Funds. There is a minimum fee of $50,000 per Fund (the oldest 38 Funds are excluded). U.S. Bank paid SIMFS $5,415,000 in aggregate from October 1, 2000, through March 31, 2001, for the First American Family of Funds. For the Funds included in this semiannual report the amounts paid to SIMFS for the period were as follows
     (000):

     ------------------------------------
          Aggressive Growth Fund      $36
          Growth Fund                  42
          Growth & Income Fund         75
          Income Fund                  17
     ------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets which is computed daily and paid monthly.

     SHAREHOLDER SERVICE FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of the shares of each Fund, which is computed daily and paid monthly. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the period ended March 31, 2001 (000):

                                                U.S. BANCORP
                                 U.S. BANK      PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Aggressive Growth Fund         $ 87            $ 8                $19
     Growth Fund                     107             15                 23
     Growth & Income Fund            146             19                 23
     Income Fund                      42             14                  4
     ---------------------------------------------------------------------------

     REDEMPTION FEES - Each Fund imposes a redemption fee of 1% on redemptions made within 12 months of purchase. The fee, which is intended to discourage short-term trading, is paid to the Fund. This charge to shareholders was discontinued as of December 31, 2000. For the period October 1, 2000 to December 31, 2000, redemption fees paid to the Funds were as follows (000):

     ------------------------------------
          Aggressive Growth Fund      $13
          Growth Fund                   1
          Growth & Income Fund          1
          Income Fund                   1
     ------------------------------------


                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001      11)

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

     TRANSFER AGENT FEES - U.S. Bank serves as transfer agent and dividend disbursement agent. As the servicing agent, U.S. Bank was paid $5,100,308 in aggregate for the period ended March 31, 2001, for the First American Family of Funds. For the period ended March 31, 2001, transfer agent fees paid to U.S. Bank for the funds included in this report were as follows
     (000):

     ------------------------------------
          Aggressive Growth Fund      $19
          Growth Fund                  19
          Growth & Income Fund         23
          Income Fund                  14
     ------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, service fees, and administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying Funds' expenses.

     For the period ended March 31, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

4 >  INVESTMENT SECURITY TRANSACTIONS

     During the period ended March 31, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                              PURCHASES         SALES
     ------------------------------------------------
     Aggressive Growth Fund     $59,773       $11,425
     Growth Fund                 69,399        15,600
     Growth & Income Fund        57,363        33,650
     Income Fund                  8,645         7,725
     ------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation for securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2001, were as follows (000):

                               AGGREGATE        AGGREGATE                    FEDERAL
                                   GROSS            GROSS                     INCOME
                            APPRECIATION     DEPRECIATION           NET     TAX COST
     -------------------------------------------------------------------------------
     Aggressive Growth
     Fund                        $1,594        $ (22,967)     $ (21,373)    $129,751
     Growth Fund                  2,178          (23,794)       (21,616)     156,993
     Growth & Income
     Fund                         4,147          (34,724)       (30,577)     250,418
     Income Fund                  1,689           (2,056)          (367)      55,010
     -------------------------------------------------------------------------------

5 >  PARENT COMPANY ACQUISITION

     On October 4, 2000, U.S. Bancorp, the parent company of the fund's investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On February 27, 2001, this acquisition became effective. The new company is called U.S. Bancorp.


(12      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Strategy Funds, Inc.




     Mr. Robert Dayton
     Director of First American Strategy Funds, Inc.
     Chief Executive Officer of Okabena Company


     Mr. Roger Gibson
     Director of First American Strategy Funds, Inc.
     Vice President of North America-Mountain Region for United Airlines


     Mr. Andrew Hunter III
     Director of First American Strategy Funds, Inc.
     Chairman of Hunter Keith Industries


     Mr. Leonard Kedrowski
     Director of First American Strategy Funds, Inc.
     Owner and President of Executive Management Consulting, Inc.


     Mr. John Murphy Jr.
     Director of First American Strategy Funds, Inc.
     Executive Vice President, U.S. Bancorp


     Mr. Robert Spies
     Director of First American Strategy Funds, Inc.
     Retired Vice President, U.S. Bank National Association


     Mr. Joseph Strauss
     Director of First American Strategy Funds, Inc.
     Former Chairman of First American Investment Funds, Inc.
     Owner and President of Strauss Management Company


     Ms. Virginia Stringer
     Chairperson of First American Strategy Funds, Inc.
     Owner and President of Strategic Management Resources, Inc.

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

       DIRECT FUND CORRESPONDENCE TO:

       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

       For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees and expenses, please contact your investment professional, call Investor Services at 800-637-2548, or visit us on the web at www.firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.

       INVESTMENT ADVISOR
           U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
           601 Second Avenue South
           Minneapolis, Minnesota 55402
           (On May 2, 2001, first American Asset Management, a division of U.S. Bank National Association, which had served as advisor to the First American Funds, was consolidated into U.S. Bancorp Piper Jaffray Asset Management, Inc.)

       ADMINISTRATOR
           U.S. BANK NATIONAL ASSOCIATION
           601 Second Avenue South
           Minneapolis, Minnesota 55402

       CUSTODIAN
           U.S. BANK NATIONAL ASSOCIATION
           180 East Fifth Street
           St. Paul, Minnesota 55101

       DISTRIBUTOR
           SEI INVESTMENTS DISTRIBUTION CO.
           1 Freedom Valley Drive
           Oaks, Pennsylvania 19456
           SEI IS NOT AN AFFILIATE OF U.S. BANK

       INDEPENDENT AUDITORS
           ERNST & YOUNG LLP
           1400 Pillsbury Center, 200 South Sixth Street
           Minneapolis, Minnesota 55402

       COUNSEL
           DORSEY & WHITNEY LLP
           220 South Sixth Street
           Minneapolis, Minnesota 55402



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2025-01  5/2001
STRATSAR